S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 03, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Each of our executive officers will own membership interests in the sponsor which includes an indirect interest in 250,000 founders shares and each of our independent directors will own membership interests in the sponsor which includes an indirect interest in 25,000 founders shares.
Experience and Involvement in Other SPACs [Text Block]

Additionally, subject to each non-managing investor purchasing, through the sponsor, the private placement units allocated to it in connection with the closing of this offering, the sponsor will issue additional membership interests at a nominal purchase price to the non-managing sponsor investors reflecting interests in an aggregate of approximately 5,750,000 founder shares held by the sponsor (750,000 shares are subject to forfeiture if the over-allotment option is not exercised). Non-managing sponsor investors will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise.

Aureum Partners [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Aureum Partners